Statements of Operations (Unaudited) (USD $)	3 Months Ended				9 Months Ended				26 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012
Income Statement [Abstract]
REVENUE
EXPENSES
Professional fees	8,796		1,800		54,236		11,500		67,536
Management fees	7,500				22,500				22,500
Impairment of mineral property option costs	20,000				225,000				225,000
Other general and administrative expenses	14,138		3,113		51,207		8,431		63,981
OPERATING LOSS	(50,434)		(4,913)		(352,943)		(19,931)		(379,017)
OTHER INCOME (EXPENSES)
Interest expense	(58,997)				(116,207)				(116,207)
NET LOSS	$ (109,431)		$ (4,913)		$ (469,150)		$ (19,931)		$ (495,224)
Basic and diluted loss per share	$ 0.00	[1]	$ 0.00	[1]	$ 0.00	[1]	$ 0.00	[1]
Weighted average number of shares outstanding, basic and diluted	290,314,286		388,000,000		355,556,934		388,000,000

[1]	Less than $0.01 per share